Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions	Related Party Transactions

Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") handles record keeping and administration of the Plan.  Certain of the Plan's investment options are in shares in registered investment companies managed by Fidelity Management & Research Company ("FMRC").  FIIOC and FMRC are both affiliates of Fidelity Management Trust Company ("FMTC"), who is the Trustee for the Plan and also manages the Managed Income Portfolio I.  FMRC's fees were deducted from the earnings of the mutual funds it manages.  The Plan paid $700,134 in trustee and administrative fees to FMTC and FIIOC in 2025 for the Savings Plan.  For the year ended December 31, 2025, the Savings Plan earned $595,631 in revenue sharing credits.

In addition, the Plan provides for investment in Murphy USA Inc. and Murphy Oil Corporation common stock and participant loans, which also qualify as party-in-interest transactions.  Contributions into Murphy USA Inc. Common Stock totaled $2,808,739 for the year ended December 31, 2025, while distributions out of Murphy USA Inc. Common Stock totaled $6,689,317. These transactions are covered by exemptions from the "prohibited transactions" provisions of ERISA and the Internal Revenue Code of 1986, as amended.